Income tax and social contribution - Recoverability of income tax and social contribution loss carryforward (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Income Tax Disclosure Line Items
Expectation realization	R$ 84,941
2021
Income Tax Disclosure Line Items
Expectation realization	4,703
2022
Income Tax Disclosure Line Items
Expectation realization	6,016
2023
Income Tax Disclosure Line Items
Expectation realization	7,577
2024
Income Tax Disclosure Line Items
Expectation realization	13,292
2025
Income Tax Disclosure Line Items
Expectation realization	21,422
2026
Income Tax Disclosure Line Items
Expectation realization	28,265
2027
Income Tax Disclosure Line Items
Expectation realization	2,458
2028
Income Tax Disclosure Line Items
Expectation realization	486
2029
Income Tax Disclosure Line Items
Expectation realization	413
2030
Income Tax Disclosure Line Items
Expectation realization	R$ 309